OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 3,475,685	$ 8,771,325
Salary payables	473,086	186,216
Other miscellaneous payables	79,112	56,517
Total other payables and accrued liabilities	$ 4,027,883	$ 9,014,058